Fair Value Measurements - Schedule of Carrying Value and Estimated Fair Values of Financial Assets and Liabilities (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 55,253,000	$ 25,600,864	$ 16,788,608
Restricted cash	65,526,000	20,056,052	19,190,095
Finance receivables at amortized cost, net	132,000	222,242,729	237,014,217
Liabilities:
Secured borrowing payable	17,649,000	16,024,578	17,407,874
Reserve for repurchase liability		4,240,408	4,977,603
Senior debt, net	206,644,000	131,726,397	202,487,914
Subordinated debt - related party		4,000,000	4,000,000
Other debt	6,354,000	6,354,000
Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	55,253,000	25,600,864	16,788,608
Restricted cash	65,526,000	20,056,052	19,190,095
Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents
Restricted cash
Fair Value, Inputs, Level 3 [Member]
Assets
Finance receivables at amortized cost, net	132,000	287,437,109	309,765,399
Liabilities:
Secured borrowing payable	17,649,000	16,024,578	17,407,874
Reserve for repurchase liability		4,240,408	4,977,603
Senior debt, net	206,644,000	131,726,397	202,487,914
Subordinated debt - related party		4,000,000	$ 4,000,000
Other debt	$ 6,354,000	$ 6,354,000